16. INVESTMENTS (Details 8) - Centroeste [member] R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about business combination [line items]
Cash consideration paid for 49% of the equity of Centroeste	R$ 45
Previously held interest, valued at fair value on the acquisition date	61
Bargain purchase	14
Total	R$ 120